State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


December 3, 2003


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:    Henderson Global Funds (the "Trust")
       (File Nos. 333-62270 and 811-10399)
       ------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above- named Trust on behalf of the Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Income Advantage Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 6 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 25, 2003 (Accession # 0000891804-03-002586).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Counsel




cc: H. Gregoriev